Contingencies (Details) $ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2010 USD ($)	Nov. 30, 2010 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Nov. 30, 2010 MXN ($)
Contingencies (Details) [Line Items]
Amount of tax deduction disallowed by Mexican tax authorities	$ 10.2
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses	4.4				$ 1.0	$ 19.9
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed	4.9
Portion of disputed tax deduction remaining relating to transactions with certain suppliers	4.4
Portion of disputed tax deduction remaining relating to value added taxes	0.9						$ 84.4
Value added tax portion	0.9						17.8
Tax loss	4.4	$ 84.4
Accrued liability			$ 1.0	$ 1.0
Mexican Peso [Member]
Contingencies (Details) [Line Items]
Amount of tax deduction disallowed by Mexican tax authorities							196.8
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses							84.4
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed							94.6
Portion of disputed tax deduction remaining relating to transactions with certain suppliers	$ 5.3						102.2
Portion of disputed tax deduction remaining relating to value added taxes							$ 17.8